Income Taxes - Income Tax Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosures [Line Items]
Federal statutory rate					35.00%
Income Tax Reconciliation [Abstract]
Income taxes at the statutory rate					$ 80,087	$ 142,847	$ 132,491
Production tax credit					(23,073)	(22,414)	(22,188)
AFUDC excluded from taxable income					(3,790)	(9,406)	(16,543)
Capitalized interest					2,947	7,294	9,757
Utility plant differences					7,090	9,527	8,674
Income Tax Reconciliation, Treasury Grant					(8,808)	(7,651)	(1,007)
Tenaska gas contract					0	1	(4,687)
Other - net					2,532	2,210	(1,772)
Total income tax expense	$ (6,880)	$ (4,930)	$ 51,665	$ 51,749	$ 56,985	$ 122,408	$ 104,725
Effective tax rate					24.90%	30.00%	27.70%
Subsidiaries [Member]
Income Tax Reconciliation [Abstract]
Income taxes at the statutory rate					$ 114,084	$ 180,955	$ 176,917
Production tax credit					(23,073)	(22,414)	(22,188)
AFUDC excluded from taxable income					(3,790)	(9,406)	(16,543)
Capitalized interest					2,947	7,294	9,757
Utility plant differences					7,090	9,527	8,674
Income Tax Reconciliation, Treasury Grant					(8,808)	(7,651)	(1,007)
Tenaska gas contract					0	1	(4,687)
Other - net					892	2,580	(1,615)
Total income tax expense					$ 89,342	$ 160,886	$ 149,308
Effective tax rate					27.40%	31.10%	29.50%